December 31, 2005	• Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Annual
Report

Pacific Life & Annuity

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

						American Funds®
	Blue	Aggressive	Financial	Diversified		Growth-	American Funds®		Short
	Chip	Growth	Services	Research	Equity	Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$1,324,720
Aggressive Growth Portfolio		$105,154
Financial Services Portfolio			$830,345
Diversified Research Portfolio				$290,676
Equity Portfolio					$80,390
American Funds® Growth-Income Portfolio						$67,633
American Funds® Growth Portfolio							$91,353
Technology Portfolio								$153,195
Short Duration Bond Portfolio									$399,849
Receivables:
Due from Pacific Life & Annuity Company	100,622	29	—	65	—	34	66	—	67,687
Fund shares redeemed	—	—	64	—	—	—	—	91	—
Other	1	—	—	—	—	—	—	—	—

Total Assets	1,425,343	105,183	830,409	290,741	80,390	67,667	91,419	153,286	467,536

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	64	—	—	—	—	91	—
Fund shares purchased	100,622	29	—	65	—	34	66	—	67,687
Other	—	—	—	—	—	1	—	—	—

Total Liabilities	100,622	29	64	65	—	35	66	91	67,687

NET ASSETS	$1,324,721	$105,154	$830,345	$290,676	$80,390	$67,632	$91,353	$153,195	$399,849

Units Outstanding	153,517	10,379	70,820	23,907	11,104	6,216	7,752	21,854	38,525

Accumulation Unit Value	$8.63	$10.13	$11.72	$12.16	$7.24	$10.88	$11.78	$7.01	$10.38

Cost of Investments	$1,140,691	$78,746	$676,891	$243,286	$67,516	$64,062	$81,314	$107,156	$405,633

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Concentrated Growth Portfolio (1)	$44,868
Growth LT Portfolio		$480,202
Focused 30 Portfolio			$172,168
Health Sciences Portfolio				$413,017
Mid-Cap Value Portfolio					$1,885,331
International Value Portfolio						$600,536
Capital Opportunities Portfolio							$166,941
International Large-Cap Portfolio								$809,766
Equity Index Portfolio									$1,262,811
Receivables:
Due from Pacific Life & Annuity Company	7	804	18	—	168	187	94	67,966	101,283
Fund shares redeemed	—	—	—	41	—	—	—	—	—
Other	—	—	—	—	—	—	—	1	1

Total Assets	44,875	481,006	172,186	413,058	1,885,499	600,723	167,035	877,733	1,364,095

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	41	—	—	—	—	—
Fund shares purchased	7	804	18	—	168	187	94	67,966	101,283
Other	—	—	—	1	—	—	—	—	—

Total Liabilities	7	804	18	42	168	187	94	67,966	101,283

NET ASSETS	$44,868	$480,202	$172,168	$413,016	$1,885,331	$600,536	$166,941	$809,767	$1,262,812

Units Outstanding	9,072	75,437	12,174	33,707	103,278	56,589	18,909	74,899	135,236

Accumulation Unit Value	$4.95	$6.37	$14.14	$12.25	$18.25	$10.61	$8.83	$10.81	$9.34

Cost of Investments	$35,780	$352,583	$102,908	$308,677	$1,461,138	$410,511	$141,616	$577,350	$1,111,189

(1)	Formerly named I-Net TollkeeperSM Variable Account and I-Net Tollkeeper PortfolioSM.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street® Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Index Portfolio	$1,085,555
Fasciano Small Equity Portfolio (1)		$153,212
Small-Cap Value Portfolio			$286,278
Multi-Strategy Portfolio				$304,541
Main Street® Core Portfolio					$723,179
Emerging Markets Portfolio						$1,871,001
Managed Bond Portfolio							$1,269,618
Inflation Managed Portfolio								$825,601
Money Market Portfolio									$2,075,749
Receivables:
Due from Pacific Life & Annuity Company	334,051	55	89	449	423	37,085	102,397	—	642,151
Fund shares redeemed	—	—	—	—	—	—	—	266,314	—
Other	—	—	—	—	—	37	1	—	2

Total Assets	1,419,606	153,267	286,367	304,990	723,602	1,908,123	1,372,016	1,091,915	2,717,902

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—	—	266,314	—
Fund shares purchased	334,051	55	89	449	423	37,085	102,397	—	642,151

Total Liabilities	334,051	55	89	449	423	37,085	102,397	266,314	642,151

NET ASSETS	$1,085,555	$153,212	$286,278	$304,541	$723,179	$1,871,038	$1,269,619	$825,601	$2,075,751

Units Outstanding	75,470	18,081	15,952	25,856	75,919	80,490	90,148	55,364	183,854

Accumulation Unit Value	$14.38	$8.47	$17.95	$11.78	$9.53	$23.25	$14.08	$14.91	$11.29

Cost of Investments	$893,580	$113,368	$233,466	$258,837	$585,089	$914,906	$1,292,934	$820,731	$2,076,124

(1)	Formerly named Aggressive Equity Variable Account and Aggressive Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value	Variable	Variable
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Account	Account
	Account	Account	Account	Account	Account	Account	Account (1)	II	III

ASSETS
Investments:
High Yield Bond Portfolio	$367,414
Equity Income Portfolio		$223,541
Large-Cap Value Portfolio			$962,041
Comstock Portfolio				$330,856
Mid-Cap Growth Portfolio					$181,517
Real Estate Portfolio						$1,455,017
VN Small-Cap Value Portfolio							$8,885
Turner Core Growth Fund								$11,825
Frontier Capital Appreciation Fund									$7,130
Receivables:
Due from Pacific Life & Annuity Company	117	520	466	67,442	111	301	13	—	—

Total Assets	367,531	224,061	962,507	398,298	181,628	1,455,318	8,898	11,825	7,130

LIABILITIES
Payables:
Fund shares purchased	117	520	466	67,442	111	301	13	—	—

Total Liabilities	117	520	466	67,442	111	301	13	—	—

NET ASSETS	$367,414	$223,541	$962,041	$330,856	$181,517	$1,455,017	$8,885	$11,825	$7,130

Units Outstanding	28,860	17,284	83,243	30,445	20,236	58,336	782	916	550

Accumulation Unit Value	$12.73	$12.93	$11.56	$10.87	$8.97	$24.94	$11.36	$12.91	$12.98

Cost of Investments	$352,277	$198,916	$757,713	$289,995	$112,791	$951,615	$8,587	$9,228	$6,036

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

		Fidelity® VIP	Fidelity VIP	Mercury Global	T. Rowe Price	T. Rowe Price	Van Eck
		Contrafund®	Mid Cap	Allocation V.I.	Blue Chip Growth	Equity Income	Worldwide
	Variable	Service Class 2	Service Class 2	Fund Class III	Portfolio - II	Portfolio - II	Hard Assets Fund
	Account	Variable	Variable	Variable	Variable	Variable	Variable
	V	Account (1)	Account (1)	Account (1)	Account (1)	Account (1)	Account (1)

ASSETS
Investments:
Business Opportunity Value Fund	$11,299
Fidelity® VIP Contrafund® Portfolio Service Class 2		$18,658
Fidelity VIP Mid Cap Portfolio Service Class 2			$947
Mercury Global Allocation V.I. Fund Class III				$4,675
T. Rowe Price Blue Chip Growth Portfolio — II					$7,272
T. Rowe Price Equity Income Portfolio — II						$1,574
Van Eck Worldwide Hard Assets Fund							$5,957
Receivables:
Due from Pacific Life & Annuity Company	—	35	35	—	—	12	47

Total Assets	11,299	18,693	982	4,675	7,272	1,586	6,004

LIABILITIES
Payables:
Fund shares purchased	—	35	35	—	—	12	47

Total Liabilities	—	35	35	—	—	12	47

NET ASSETS	$11,299	$18,658	$947	$4,675	$7,272	$1,574	$5,957

Units Outstanding	916	1,707	95	458	733	158	492

Accumulation Unit Value	$12.34	$10.93	$9.95	$10.20	$9.92	$9.94	$12.10

Cost of Investments	$10,216	$18,614	$945	$4,697	$7,345	$1,640	$5,853

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

						American Funds
	Blue	Aggressive	Financial	Diversified		Growth-	American Funds		Short
	Chip	Growth	Services	Research	Equity	Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

INVESTMENT INCOME
Dividends	$4,384	$—	$10,691	$1,237	$198	$667	$342	$—	$8,745

Net Investment Income	4,384	—	10,691	1,237	198	667	342	—	8,745

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(2,532)	(71)	(107)	2,985	(455)	218	473	2,307	(1,306)
Realized gain distributions	—	—	3,336	—	—	—	—	—	—

Realized Gain (Loss)	(2,532)	(71)	3,229	2,985	(455)	218	473	2,307	(1,306)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	35,242	6,062	34,266	9,458	4,730	3,570	10,040	21,305	(2,809)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,094	$5,991	$48,186	$13,680	$4,473	$4,455	$10,855	$23,612	$4,630

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

6

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

						American Funds
	Blue	Aggressive	Financial	Diversified		Growth-	American Funds		Short
	Chip	Growth	Services	Research	Equity	Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

INVESTMENT INCOME
Dividends	$4,384	$—	$10,691	$1,237	$198	$667	$342	$—	$8,745

Net Investment Income	4,384	—	10,691	1,237	198	667	342	—	8,745

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(2,532)	(71)	(107)	2,985	(455)	218	473	2,307	(1,306)
Realized gain distributions	—	—	3,336	—	—	—	—	—	—

Realized Gain (Loss)	(2,532)	(71)	3,229	2,985	(455)	218	473	2,307	(1,306)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	35,242	6,062	34,266	9,458	4,730	3,570	10,040	21,305	(2,809)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,094	$5,991	$48,186	$13,680	$4,473	$4,455	$10,855	$23,612	$4,630

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$1,162	$1,353	$—	$9,714	$11,735	$1,740	$5,497	$16,571

Net Investment Income	—	1,162	1,353	—	9,714	11,735	1,740	5,497	16,571

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	444	3,889	1,522	(216)	(2,656)	7,774	152	15,381	(1,473)
Realized gain distributions	—	—	—	6,762	129,270	—	—	—	4,459

Realized Gain	444	3,889	1,522	6,546	126,614	7,774	152	15,381	2,986

CHANGE IN UNREALIZED APPRECIATION
ON INVESTMENTS	912	32,573	28,477	46,809	13,496	41,052	2,616	63,266	31,965

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,356	$37,624	$31,352	$53,355	$149,824	$60,561	$4,508	$84,144	$51,522

(1)	Formerly named I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$3,619	$313	$3,423	$6,824	$7,719	$14,879	$35,854	$25,100	$33,410

Net Investment Income	3,619	313	3,423	6,824	7,719	14,879	35,854	25,100	33,410

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	6,050	(538)	(593)	(291)	(1,021)	1,477	(3,218)	(14,879)	201
Realized gain distributions	—	—	10,114	—	—	—	31,664	47,325	—

Realized Gain (Loss)	6,050	(538)	9,521	(291)	(1,021)	1,477	28,446	32,446	201

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	21,468	4,385	17,350	4,596	30,855	503,628	(37,111)	(39,257)	(269)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,137	$4,160	$30,294	$11,129	$37,553	$519,984	$27,189	$18,289	$33,342

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value	Variable	Variable
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Account	Account
	Account	Account	Account	Account	Account	Account	Account (1)	II	III

INVESTMENT INCOME
Dividends	$26,356	$3,860	$12,445	$3,818	$—	$11,958	$37	$47	$—

Net Investment Income	26,356	3,860	12,445	3,818	—	11,958	37	47	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(2,306)	(548)	6,985	(498)	(201)	(1,389)	9	47	30
Realized gain distributions	—	5,285	—	7,652	—	45,277	264	—	541

Realized Gain (Loss)	(2,306)	4,737	6,985	7,154	(201)	43,888	273	47	571

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(17,510)	3,200	32,631	—	27,835	140,152	298	1,362	373

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,540	$11,797	$52,061	$10,972	$27,634	$195,998	$608	$1,456	$944

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

		Fidelity® VIP	Fidelity VIP	Mercury Global	T. Rowe Price	T. Rowe Price	Van Eck
		Contrafund®	Mid Cap	Allocation V.I.	Blue Chip Growth	Equity Income	Worldwide
	Variable	Service Class 2	Service Class 2	Fund Class III	Portfolio - II	Portfolio - II	Hard Assets Fund
	Account	Variable	Variable	Variable	Variable	Variable	Variable
	V	Account (1)	Account (1)	Account (1)	Account (1)	Account (1)	Account (1)

INVESTMENT INCOME
Dividends	$68	$—	$-	$90	$7	$6	$—

Net Investment Income	68	—	—	90	7	6	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	9	—	—	(1)	—	—	5
Realized gain distributions	903	—	—	—	—	48	—

Realized Gain (Loss)	912	—	—	(1)	—	48	5

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(158)	44	2	(22)	(73)	(66)	104

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$822	$44	$2	$67	($66)	($12)	$109

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip		Aggressive Growth		Financial Services		Diversified Research
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,384	$6,162	$—	$—	$10,691	$5,203	$1,237	$1,637
Realized gain (loss)	(2,532)	(750)	(71)	79	3,229	599	2,985	(10)
Change in unrealized appreciation on investments	35,242	40,574	6,062	8,385	34,266	42,490	9,458	24,480

Net Increase in Net Assets Resulting from Operations	37,094	45,986	5,991	8,464	48,186	48,292	13,680	26,107

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	295,864	285,964	24,710	29,109	192,412	186,434	45,828	30,732
Transfers between variable and fixed accounts, net	92,313	100,048	6,940	3,481	4,445	8,348	9,342	189,790
Transfers—policy charges and deductions	(92,717)	(82,355)	(14,913)	(12,082)	(31,117)	(30,789)	(48,069)	(24,739)
Transfers—surrenders	(24,136)	(11,685)	(4,895)	(4,479)	(3,882)	(9,374)	(4,890)	(1,234)
Transfers—other	(5,872)	(3,389)	(284)	(390)	(515)	(442)	(21,592)	(1,966)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	265,452	288,583	11,558	15,639	161,343	154,177	(19,381)	192,583

NET INCREASE (DECREASE) IN NET ASSETS	302,546	334,569	17,549	24,103	209,529	202,469	(5,701)	218,690

NET ASSETS
Beginning of Year	1,022,175	687,606	87,605	63,502	620,816	418,347	296,377	77,687

End of Year	$1,324,721	$1,022,175	$105,154	$87,605	$830,345	$620,816	$290,676	$296,377

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Equity		American Funds Growth-	American Funds Growth	Technology
	Variable Account		Income Variable Account	Variable Account	Variable Account
	Year Ended	Year Ended	Period Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005 (1)	2005 (1)	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$198	$429	$667	$342	$—	$—
Realized gain (loss)	(455)	145	218	473	2,307	(1,695)
Change in unrealized appreciation on investments	4,730	3,155	3,570	10,040	21,305	12,111

Net Increase in Net Assets Resulting from Operations	4,473	3,729	4,455	10,855	23,612	10,416

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	11,819	14,066	7,652	12,451	40,077	43,953
Transfers between variable and fixed accounts, net	16,918	5,044	59,711	73,526	(84,549)	118,789
Transfers—policy charges and deductions	(6,980)	(6,899)	(4,118)	(5,451)	(44,507)	(29,775)
Transfers—surrenders	(2,888)	(953)	—	—	(977)	(5,247)
Transfers—other	29	(65)	(68)	(28)	(299)	(784)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	18,898	11,193	63,177	80,498	(90,255)	126,936

NET INCREASE (DECREASE) IN NET ASSETS	23,371	14,922	67,632	91,353	(66,643)	137,352

NET ASSETS
Beginning of Year/Period	57,019	42,097	—	—	219,838	82,486

End of Year/Period	$80,390	$57,019	$67,632	$91,353	$153,195	$219,838

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Short Duration Bond		Concentrated Growth		Growth LT		Focused 30
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,745	$5,603	$—	$—	$1,162	$—	$1,353	$74
Realized gain (loss)	(1,306)	(571)	444	1,053	3,889	(3,769)	1,522	2,159
Change in unrealized appreciation (depreciation) on investments	(2,809)	(2,259)	912	3,444	32,573	37,375	28,477	12,654

Net Increase in Net Assets Resulting from Operations	4,630	2,773	1,356	4,497	37,624	33,606	31,352	14,887

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	48,728	36,365	16,452	9,294	169,900	163,883	16,776	59,353
Transfers between variable and fixed accounts, net	139,758	33,328	2,795	(972)	(42,429)	(45,316)	9,692	16,283
Transfers—policy charges and deductions	(30,040)	(24,437)	(7,852)	(6,779)	(64,119)	(55,066)	(44,072)	(37,934)
Transfers—surrenders	(1,442)	(752)	(289)	—	(17,324)	(1,614)	(457)	—
Transfers—other	(5,003)	(165)	(573)	(242)	(706)	(1,612)	(331)	(239)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	152,001	44,339	10,533	1,301	45,322	60,275	(18,392)	37,463

NET INCREASE IN NET ASSETS	156,631	47,112	11,889	5,798	82,946	93,881	12,960	52,350

NET ASSETS
Beginning of Year	243,218	196,106	32,979	27,181	397,256	303,375	159,208	106,858

End of Year	$399,849	$243,218	$44,868	$32,979	$480,202	$397,256	$172,168	$159,208

(1)	Formerly named I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Health Sciences		Mid-Cap Value		International Value		Capital Opportunities
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$9,714	$4,678	$11,735	$7,380	$1,740	$708
Realized gain (loss)	6,546	(1,304)	126,614	(835)	7,774	10,351	152	(86)
Change in unrealized appreciation on investments	46,809	20,635	13,496	254,920	41,052	38,734	2,616	11,288

Net Increase in Net Assets Resulting from Operations	53,355	19,331	149,824	258,763	60,561	56,465	4,508	11,910

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	110,337	93,583	350,472	322,451	102,310	87,401	83,695	21,358
Transfers between variable and fixed accounts, net	12,644	23,128	139,406	131,993	277,010	(150,111)	(7,687)	15,501
Transfers—policy charges and deductions	(44,721)	(43,913)	(137,991)	(110,109)	(67,019)	(64,316)	(16,538)	(12,800)
Transfers—surrenders	(4,989)	(14,777)	(45,519)	(17,107)	(274,928)	(4,033)	(1,733)	(2,600)
Transfers—other	(722)	(2,382)	(12,695)	(1,478)	(6,408)	(2,329)	(1,052)	(188)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	72,549	55,639	293,673	325,750	30,965	(133,388)	56,685	21,271

NET INCREASE (DECREASE) IN NET ASSETS	125,904	74,970	443,497	584,513	91,526	(76,923)	61,193	33,181

NET ASSETS
Beginning of Year	287,112	212,142	1,441,834	857,321	509,010	585,933	105,748	72,567

End of Year	$413,016	$287,112	$1,885,331	$1,441,834	$600,536	$509,010	$166,941	$105,748

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Large-Cap		Equity Index		Small-Cap Index		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,497	$5,590	$16,571	$14,595	$3,619	$4,463	$313	$751
Realized gain (loss)	15,381	(385)	2,986	(5,679)	6,050	3,519	(538)	(908)
Change in unrealized appreciation on investments	63,266	94,417	31,965	64,447	21,468	109,295	4,385	18,751

Net Increase in Net Assets Resulting from Operations	84,144	99,622	51,522	73,363	31,137	117,277	4,160	18,594

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	139,242	103,419	228,495	127,037	154,956	122,143	43,692	37,170
Transfers between variable and fixed accounts, net	36,712	176,661	206,943	307,423	212,808	424,383	14,295	6,696
Transfers—policy charges and deductions	(81,438)	(66,907)	(98,726)	(101,058)	(119,366)	(92,083)	(28,767)	(24,707)
Transfers—surrenders	(18,863)	(14,096)	(11,765)	(10,728)	(18,762)	(8,228)	(4,653)	(1,530)
Transfers—other	(12,032)	(689)	(8,815)	(3,483)	(6,895)	(1,493)	249	(1,134)

Net Increase in Net Assets Derived from Policy Transactions	63,621	198,388	316,132	319,191	222,741	444,722	24,816	16,495

NET INCREASE IN NET ASSETS	147,765	298,010	367,654	392,554	253,878	561,999	28,976	35,089

NET ASSETS
Beginning of Year	662,002	363,992	895,158	502,604	831,677	269,678	124,236	89,147

End of Year	$809,767	$662,002	$1,262,812	$895,158	$1,085,555	$831,677	$153,212	$124,236

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small-Cap Value		Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (1)	$3,423	$2,716	$6,824	$4,381	$7,719	$7,245	$14,879	$15,283
Realized gain (loss) (1)	9,521	2,311	(291)	571	(1,021)	(419)	1,477	2,257
Change in unrealized appreciation on investments	17,350	23,634	4,596	18,774	30,855	42,475	503,628	258,593

Net Increase in Net Assets Resulting from Operations	30,294	28,661	11,129	23,726	37,553	49,301	519,984	276,133

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	40,845	34,324	76,533	71,499	101,671	70,922	271,558	192,105
Transfers between variable and fixed accounts, net	52,102	76,103	1,529	(826)	73,246	49,484	104,151	146,181
Transfers—policy charges and deductions	(21,054)	(14,276)	(32,713)	(31,662)	(60,111)	(51,225)	(101,687)	(59,560)
Transfers—surrenders	(1,018)	(7,855)	(14,716)	(1,339)	(11,385)	(1,799)	(4,941)	(2,357)
Transfers—other	(6,179)	53	(1,378)	(2,611)	(270)	(1,471)	(1,726)	(356)

Net Increase in Net Assets Derived from Policy Transactions	64,696	88,349	29,255	35,061	103,151	65,911	267,355	276,013

NET INCREASE IN NET ASSETS	94,990	117,010	40,384	58,787	140,704	115,212	787,339	552,146

NET ASSETS
Beginning of Year	191,288	74,278	264,157	205,370	582,475	467,263	1,083,699	531,553

End of Year	$286,278	$191,288	$304,541	$264,157	$723,179	$582,475	$1,871,038	$1,083,699

(1)	Prior year net investment income and realized gain for the Small-Cap Value Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Bond		Inflation Managed		Money Market		High Yield Bond
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (1)	$35,854	$25,720	$25,100	$4,743	$33,410	$11,235	$26,356	$29,355
Realized gain (loss) (1)	28,446	4,917	32,446	34,464	201	(393)	(2,306)	(6,985)
Change in unrealized appreciation (depreciation) on investments	(37,111)	15,040	(39,257)	5,858	(269)	1,131	(17,510)	8,377

Net Increase in Net Assets Resulting from Operations	27,189	45,677	18,289	45,065	33,342	11,973	6,540	30,747

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	212,140	200,614	126,557	101,215	3,120,055	1,884,006	84,282	104,305
Transfers between variable and fixed accounts, net	222,992	112,604	142,574	(211,908)	(1,643,608)	(3,969,579)	31,777	32,187
Transfers—policy charges and deductions	(115,137)	(103,009)	(98,470)	(69,046)	(258,481)	(289,143)	(50,376)	(67,663)
Transfers—surrenders	(31,738)	(661)	(9,420)	(2,854)	(4,735)	(5,266)	(8,606)	(15,777)
Transfers—other	(8,909)	(7,094)	(11,000)	1,432	(16,313)	(10,391)	(104,993)	(3,410)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	279,348	202,454	150,241	(181,161)	1,196,918	(2,390,373)	(47,916)	49,642

NET INCREASE (DECREASE) IN NET ASSETS	306,537	248,131	168,530	(136,096)	1,230,260	(2,378,400)	(41,376)	80,389

NET ASSETS
Beginning of Year	963,082	714,951	657,071	793,167	845,491	3,223,891	408,790	328,401

End of Year	$1,269,619	$963,082	$825,601	$657,071	$2,075,751	$845,491	$367,414	$408,790

(1)	Prior year net investment income and realized gain for the Managed Bond and Inflation Managed Variable Accounts have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Equity Income		Large-Cap Value		Comstock		Mid-Cap Growth
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,860	$1,557	$12,445	$12,329	$3,818	$1,966	$—	$—
Realized gain (loss)	4,737	(93)	6,985	(5,327)	7,154	—	(201)	(11,652)
Change in unrealized appreciation on investments	3,200	9,565	32,631	79,239	—	23,316	27,835	23,582

Net Increase in Net Assets Resulting from Operations	11,797	11,029	52,061	86,241	10,972	25,282	27,634	11,930

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	106,689	23,167	204,295	198,805	65,549	47,730	45,632	41,733
Transfers between variable and fixed accounts, net	17,956	22,476	(154,439)	301,192	102,036	54,650	5,363	56,324
Transfers—policy charges and deductions	(22,411)	(13,691)	(117,610)	(105,662)	(31,503)	(23,861)	(26,773)	(40,196)
Transfers—surrenders	(2,872)	(122)	(28,160)	(9,443)	(12,384)	(10,100)	(10,250)	(7,875)
Transfers—other	7	23	(14,941)	(4,958)	(3,943)	863	(3,931)	(2,203)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	99,369	31,853	(110,855)	379,934	119,755	69,282	10,041	47,783

NET INCREASE (DECREASE) IN NET ASSETS	111,166	42,882	(58,794)	466,175	130,727	94,564	37,675	59,713

NET ASSETS
Beginning of Year	112,375	69,493	1,020,835	554,660	200,129	105,565	143,842	84,129

End of Year	$223,541	$112,375	$962,041	$1,020,835	$330,856	$200,129	$181,517	$143,842

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Real Estate		VN Small-Cap Value
	Variable Account		Variable Account	Variable Account II		Variable Account III
	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005 (1)	2005	2004 (2)	2005	2004 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (3)	$11,958	$23,448	$37	$47	$26	$—	$—
Realized gain (3)	43,888	4,199	273	47	6	571	4
Change in unrealized appreciation on investments	140,152	249,630	298	1,362	1,234	373	720

Net Increase in Net Assets Resulting from Operations	195,998	277,277	608	1,456	1,266	944	724

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	231,984	231,190	898	—	—	—	—
Transfers between variable and fixed accounts, net	8,208	91,552	7,599	—	9,544	—	5,727
Transfers—policy charges and deductions	(74,910)	(59,591)	(278)	(344)	(98)	(206)	(59)
Transfers—surrenders	(19,418)	(1,198)	—	—	—	—	—
Transfers—other	(1,540)	(805)	58	—	1	—	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	144,324	261,148	8,277	(344)	9,447	(206)	5,668

NET INCREASE IN NET ASSETS	340,322	538,425	8,885	1,112	10,713	738	6,392

NET ASSETS
Beginning of Year/Period	1,114,695	576,270	—	10,713	—	6,392	—

End of Year/Period	$1,455,017	$1,114,695	$8,885	$11,825	$10,713	$7,130	$6,392

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Operations commenced on October 19, 2004 for Variable Account II and III.

(3)	Prior year net investment income and realized gain for the Real Estate Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Fidelity VIP Contrafund	Fidelity VIP Mid Cap	Mercury Global Allocation
			Service Class 2	Service Class 2	V.I. Fund Class III
	Variable Account V		Variable Account	Variable Account	Variable Account
	Year Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004 (1)	2005 (2)	2005 (2)	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (3)	$68	$56	$—	$—	$90
Realized gain (loss) (3)	912	72	—	—	(1)
Change in unrealized appreciation (depreciation) on investments	(158)	1,242	44	2	(22)

Net Increase in Net Assets Resulting from Operations	822	1,370	44	2	67

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	2,990	965	1,884
Transfers between variable and fixed accounts, net	—	9,544	15,947	—	3,039
Transfers—policy charges and deductions	(339)	(98)	(365)	(20)	(315)
Transfers—surrenders	—	—	—	—	—
Transfers—other	—	—	42	—	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(339)	9,446	18,614	945	4,608

NET INCREASE IN NET ASSETS	483	10,816	18,658	947	4,675

NET ASSETS
Beginning of Year/Period	10,816	—	—	—	—

End of Year/Period	$11,299	$10,816	$18,658	$947	$4,675

(1)	Operations commenced on October 19, 2004 for Variable Account V.

(2)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(3)	Prior year net investment income and realized gain for Variable Account V have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	T. Rowe Price Blue Chip	T. Rowe Price Equity Income	Van Eck Worldwide Hard
	Growth Portfolio - II	Portfolio - II	Assets Fund
	Variable Account	Variable Account	Variable Account
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2005 (1)	2005 (1)	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7	$6	$—
Realized gain	—	48	5
Change in unrealized appreciation (depreciation) on investments	(73)	(66)	104

Net Increase (Decrease) in Net Assets Resulting from Operations	(66)	(12)	109

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	985	359	4,183
Transfers between variable and fixed accounts, net	6,412	1,249	2,011
Transfers—policy charges and deductions	(59)	(22)	(346)
Transfers—surrenders	—	—	—
Transfers—other	—	—	—

Net Increase in Net Assets Derived from Policy Transactions	7,338	1,586	5,848

NET INCREASE IN NET ASSETS	7,272	1,574	5,957

NET ASSETS
Beginning of Period	—	—	—

End of Period	$7,272	$1,574	$5,957

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

				Ratios of
	AUV	Number		Investment
	at	of	Total	Income to
	End of	Units	Net	Average Net	Total
For the Year or Period Ended	Year/Period	Outstanding	Assets	Assets (1)	Returns (2)

Blue Chip
2005	$8.63	153,517	$1,324,721	0.40%	2.94%
2004	8.38	121,939	1,022,175	0.74%	4.65%
2003	8.01	85,844	687,606	0.31%	25.36%
2002	6.39	20,186	128,978	0.16%	(25.94%)
05/01/2001 - 12/31/2001 (3)	8.63	5,822	50,228	0.23%	(12.52%)

Aggressive Growth
2005	$10.13	10,379	$105,154	0.00%	5.59%
2004	9.59	9,130	87,605	0.00%	11.88%
2003	8.58	7,405	63,502	0.00%	26.66%
2002	6.77	5,788	39,188	0.00%	(22.32%)
05/01/2001 - 12/31/2001 (3)	8.72	3,361	29,294	0.00%	(11.78%)

Financial Services
2005	$11.72	70,820	$830,345	1.55%	5.48%
2004	11.12	55,851	620,816	1.03%	8.72%
2003	10.22	40,919	418,347	0.98%	29.00%
2002	7.93	2,958	23,445	0.34%	(14.59%)
05/23/2001 - 12/31/2001 (3)	9.28	1,212	11,249	1.15%	(6.93%)

Diversified Research
2005	$12.16	23,907	$290,676	0.43%	5.24%
2004	11.55	25,653	296,377	1.18%	11.20%
2003	10.39	7,478	77,687	0.49%	32.63%
2002	7.83	3,528	27,641	0.35%	(24.19%)
2001 (3)	10.33	1,681	17,372	0.36%	(2.05%)

Equity
2005	$7.24	11,104	$80,390	0.30%	6.53%
2004	6.80	8,390	57,019	0.88%	5.14%
2003	6.46	6,513	42,097	0.41%	24.33%
2002	5.20	4,895	25,445	0.45%	(26.51%)
2001 (3), (4)	7.07	2,744	19,411	0.12%	(20.84%)

American Funds Growth-Income (5)
05/06/2005 - 12/31/2005	$10.88	6,216	$67,632	1.87%	8.80%

American Funds Growth (5)
05/06/2005 - 12/31/2005	$11.78	7,752	$91,353	0.77%	17.84%

Technology
2005	$7.01	21,854	$153,195	0.00%	21.71%
2004	5.76	38,170	219,838	0.00%	3.66%
2003	5.56	14,846	82,486	0.00%	42.58%
2002	3.90	7,503	29,236	0.00%	(46.34%)
05/23/2001 - 12/31/2001 (3)	7.26	3,769	27,373	0.00%	(25.70%)

Short Duration Bond
2005	$10.38	38,525	$399,849	3.09%	1.57%
2004	10.22	23,803	243,218	2.53%	1.21%
05/01/2003 - 12/31/2003	10.10	19,424	196,106	2.68%	0.96%

Concentrated Growth (6)
2005	$4.95	9,072	$44,868	0.00%	2.34%
2004	4.83	6,825	32,979	0.00%	12.66%
2003	4.29	6,337	27,181	0.00%	43.22%
2002	3.00	5,531	16,566	0.00%	(38.62%)
2001 (3)	4.88	4,642	22,652	0.00%	(32.93%)

Growth LT
2005	$6.37	75,437	$480,202	0.26%	7.68%
2004	5.91	67,197	397,256	0.00%	10.40%
2003	5.35	56,653	303,375	0.00%	33.98%
2002	4.00	47,167	188,520	1.01%	(28.97%)
2001 (3), (4)	5.63	23,085	129,903	1.09%	(28.84%)

Focused 30
2005	$14.14	12,174	$172,168	0.86%	22.07%
2004	11.59	13,742	159,208	0.07%	14.85%
2003	10.09	10,593	106,858	0.00%	42.26%
2002	7.09	1,204	8,541	0.20%	(29.41%)
05/23/2001 - 12/31/2001 (3)	10.05	21	211	0.00%	0.59%

Health Sciences
2005	$12.25	33,707	$413,016	0.00%	15.28%
2004	10.63	27,013	287,112	0.00%	7.54%
2003	9.88	21,465	212,142	0.00%	27.82%
2002	7.73	15,790	122,089	0.00%	(23.30%)
05/23/2001 - 12/31/2001 (3)	10.08	1,510	15,224	0.00%	2.05%

Mid-Cap Value
2005	$18.25	103,278	$1,885,331	0.59%	8.87%
2004	16.77	85,986	1,441,834	0.44%	25.08%
2003	13.41	63,948	857,321	0.66%	29.10%
2002 (4)	10.38	23,099	239,862	0.54%	(14.46%)
2001 (3), (4)	12.14	7,420	90,080	1.06%	13.93%

International Value
2005	$10.61	56,589	$600,536	1.84%	9.43%
2004	9.70	52,487	509,010	1.54%	16.42%
2003	8.33	70,341	585,933	2.50%	27.71%
2002	6.52	33,334	217,418	1.14%	(13.91%)
2001 (3), (4)	7.58	15,832	119,938	1.35%	(22.30%)

Capital Opportunities
2005	$8.83	18,909	$166,941	1.25%	1.83%
2004	8.67	12,198	105,748	0.83%	12.69%
2003	7.69	9,433	72,567	0.43%	27.13%
2002	6.05	8,524	51,583	0.29%	(26.78%)
05/01/2001 - 12/31/2001 (3)	8.26	3,660	30,248	0.53%	(16.62%)

See Notes to Financial Statements	See explanation of references on page 24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	AUV	Number		Investment
	at	of	Total	Income to
	End of	Units	Net	Average Net	Total
For the Year or Period Ended	Year/Period	Outstanding	Assets	Assets (1)	Returns (2)

International Large-Cap
2005	$10.81	74,899	$809,767	0.86%	12.70%
2004	9.59	69,006	662,002	1.17%	18.61%
2003	8.09	45,001	363,992	1.31%	30.52%
2002	6.20	21,382	132,510	1.03%	(17.63%)
2001 (3)	7.52	11,301	85,018	0.86%	(18.63%)

Equity Index
2005	$9.34	135,236	$1,262,812	1.63%	4.67%
2004	8.92	100,338	895,158	1.95%	10.58%
2003	8.07	62,300	502,604	1.66%	28.29%
2002 (4)	6.29	62,159	390,876	1.63%	(22.34%)
2001 (3), (4)	8.10	25,152	203,672	1.21%	(11.18%)

Small-Cap Index
2005	$14.38	75,470	$1,085,555	0.47%	4.38%
2004	13.78	60,351	831,677	0.86%	17.76%
2003	11.70	23,045	269,678	0.70%	46.53%
2002	7.99	14,509	115,875	1.07%	(21.19%)
2001 (3), (4)	10.13	1,777	18,006	1.05%	2.78%

Fasciano Small Equity (7)
2005	$8.47	18,081	$153,212	0.22%	2.66%
2004	8.25	15,051	124,236	0.69%	18.94%
2003	6.94	12,846	89,147	0.55%	33.14%
2002	5.21	8,660	45,138	0.00%	(25.09%)
2001 (3)	6.96	5,138	35,750	0.00%	(16.90%)

Small-Cap Value
2005	$17.95	15,952	$286,278	1.46%	13.65%
2004 (4)	15.79	12,114	191,288	2.36%	24.41%
05/01/2003 - 12/31/2003	12.69	5,852	74,278	1.49%	26.93%

Multi-Strategy
2005	$11.78	25,856	$304,541	2.37%	3.78%
2004	11.35	23,275	264,157	1.91%	9.81%
2003	10.34	19,871	205,370	1.94%	23.28%
2002 (4)	8.38	12,357	103,600	2.47%	(13.06%)
2001 (3), (4)	9.64	4,168	40,195	2.56%	(0.79%)

Main Street Core (8)
2005	$9.53	75,919	$723,179	1.23%	5.99%
2004	8.99	64,810	582,475	1.42%	9.54%
2003	8.20	56,951	467,263	1.08%	26.96%
2002	6.46	51,270	331,339	1.03%	(28.40%)
2001 (3), (4)	9.03	14,933	134,782	1.39%	(7.87%)

Emerging Markets
2005	$23.25	80,490	$1,871,038	1.09%	41.47%
2004	16.43	65,953	1,083,699	2.16%	34.62%
2003	12.21	43,549	531,553	1.43%	68.48%
2002	7.24	3,025	21,915	0.47%	(3.07%)
2001 (3)	7.47	2,612	19,522	0.38%	(9.32%)

Managed Bond
2005	$14.08	90,148	$1,269,619	3.41%	2.63%
2004 (4)	13.72	70,185	963,082	3.02%	5.38%
2003 (4)	13.02	54,904	714,951	4.38%	6.24%
2002 (4)	12.26	47,700	584,688	5.03%	10.93%
2001 (3)	11.05	13,249	146,390	5.42%	6.65%

Inflation Managed (9)
2005	$14.91	55,364	$825,601	3.12%	2.54%
2004 (4)	14.54	45,183	657,071	0.92%	8.90%
2003 (4)	13.35	59,395	793,167	0.06%	8.24%
2002 (4)	12.34	35,589	439,057	1.26%	15.45%
2001 (3)	10.69	6,877	73,486	3.23%	4.28%

Money Market
2005	$11.29	183,854	$2,075,751	2.80%	2.82%
2004	10.98	77,000	845,491	0.87%	1.01%
2003	10.87	296,570	3,223,891	0.85%	0.79%
2002	10.79	160,151	1,727,329	1.43%	1.41%
2001 (3)	10.64	111,698	1,187,925	3.59%	3.85%

High Yield Bond
2005	$12.73	28,860	$367,414	7.02%	2.37%
2004	12.44	32,871	408,790	7.23%	9.42%
2003	11.37	28,896	328,401	7.76%	20.29%
2002	9.45	29,958	283,043	9.26%	(3.00%)
2001 (3)	9.74	3,171	30,891	9.15%	1.17%

Equity Income
2005	$12.93	17,284	$223,541	2.20%	5.63%
2004	12.24	9,178	112,375	1.85%	12.19%
2003	10.91	6,367	69,493	1.78%	26.24%
02/25/2002 - 12/31/2002	8.65	1,715	14,829	1.51%	(13.54%)

Large-Cap Value
2005	$11.56	83,243	$962,041	1.32%	6.16%
2004	10.89	93,768	1,020,835	1.57%	9.93%
2003	9.90	56,006	554,660	1.59%	31.24%
2002	7.55	22,798	172,037	1.49%	(22.96%)
2001 (3), (4)	9.79	7,719	75,609	1.07%	(3.04%)

Comstock (10)
2005	$10.87	30,445	$330,856	1.72%	4.36%
2004	10.41	19,219	200,129	1.39%	17.17%
2003	8.89	11,878	105,565	1.10%	31.38%
2002	6.76	2,416	16,341	0.08%	(22.15%)
02/27/2001 - 12/31/2001 (3)	8.69	731	6,356	0.65%	(12.47%)

Mid-Cap Growth
2005	$8.97	20,236	$181,517	0.00%	17.90%
2004	7.61	18,906	143,842	0.00%	21.59%
2003	6.26	13,445	84,129	0.00%	30.39%
2002	4.80	10,618	50,952	0.00%	(47.03%)
07/09/2001 - 12/31/2001 (3)	9.06	1,965	17,806	0.00%	(8.34%)

See Notes to Financial Statements	See explanation of references on page 24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	AUV	Number		Investment
	at	of	Total	Income to
	End of	Units	Net	Average Net	Total
For the Year or Period Ended	Year/Period	Outstanding	Assets	Assets (1)	Returns (2)

Real Estate (11)
2005	$24.94	58,336	$1,455,017	0.96%	16.79%
2004 (4)	21.36	52,194	1,114,695	3.04%	37.62%
2003 (4)	15.52	37,134	576,270	3.85%	37.52%
2002 (4)	11.28	9,680	109,239	3.86%	(0.32%)
2001 (3), (4)	11.32	2,659	30,098	6.22%	8.79%

VN Small-Cap Value (5)
05/06/2005 - 12/31/2005	$11.36	782	$8,885	1.11%	13.56%

II
2005	$12.91	916	$11,825	0.43%	13.92%
10/19/2004 - 12/31/2004	11.33	945	10,713	1.24%	13.33%

III
2005	$12.98	550	$7,130	0.00%	15.13%
10/19/2004 - 12/31/2004	11.27	567	6,392	0.00%	12.70%

V
2005	$12.34	916	$11,299	0.63%	7.81%
10/19/2004 - 12/31/2004 (4)	11.44	945	10,816	2.68%	14.43%

Fidelity VIP Contrafund Service Class 2 (5)
10/12/2005 - 12/31/2005	$10.93	1,707	$18,658	0.00%	9.29%

Fidelity VIP Mid Cap Service Class 2 (5)
12/12/2005 - 12/31/2005	$9.95	95	$947	0.00%	(0.46%)

Mercury Global Allocation V.I. Fund Class III (5)
11/29/2005 - 12/31/2005	$10.20	458	$4,675	See (12)	2.04%

T. Rowe Price Blue Chip Growth Portfolio — II (5)
11/21/2005 - 12/31/2005	$9.92	733	$7,272	0.90%	(0.83%)

T. Rowe Price Equity Income Portfolio — II (5)
11/29/2005 - 12/31/2005	$9.94	158	$1,574	5.23%	(0.62%)

Van Eck Worldwide Hard Assets Fund (5)
10/20/2005 - 12/31/2005	$12.10	492	$5,957	0.00%	21.04%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against policyholder accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/2001, the last business day of the fiscal year for the Separate Account.

(4)	Prior year investment income ratios have been restated to conform with current year presentation. This change had no impact on total net assets.

(5)	Operations commenced during 2005 (See Note 1 to Financial Statement).

(6)	Prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(7)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(8)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(9)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(10)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(11)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

(12)	Subsequent to its commencement of operations on 11/29/2005, the Mercury Global Allocation V.I. Class III Variable Account received its annual investment income distribution. The annualized investment income ratio was 25.20%. Prior to annualization the ratio was 2.28%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2005 is comprised of forty-seven subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds of Pacific Select Fund, M Fund, Inc., Fidelity® Variable Insurance Products Funds, FAM Variable Series Funds, Inc., T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (each, a “Fund” and collectively, the “Funds”) as follows:
Pacific Select Fund
Blue Chip (Large-Cap Growth effective January 1, 2006)
Aggressive Growth
Financial Services
Diversified Research
Equity
American Funds® Growth-Income
American Funds® Growth
Technology
Short Duration Bond
Concentrated Growth (formerly I-Net TollkeeperSM)
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
International Value
Capital Opportunities
International Large-Cap
Equity Index
Small-Cap Index
Fasciano Small Equity (formerly Aggressive Equity)
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Equity Income
Large-Cap Value
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
M Fund, Inc.
Brandes International Equity
Turner Core Growth
Frontier Capital Appreciation
Business Opportunity Value
Fidelity Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2
Fidelity VIP Growth Service Class 2
Fidelity VIP Mid Cap Service Class 2
Fidelity VIP Value Strategies Service Class 2
FAM Variable Series Funds, Inc.
Mercury Basic Value V.I. Class III
Mercury Global Allocation V.I. Class III
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II
T. Rowe Price Equity Income — II
Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets
     American Funds is a registered trademark of American Funds Distributors, Inc., I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., Main Street is a registered trademark of OppenheimerFunds, Inc., and Fidelity and Contrafund are registered trademarks of FMR Co., Inc. Each portfolio/fund pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) twelve new Variable Accounts that began operations in 2005: the American Funds Growth-Income, American Funds Growth, VN Small-Cap Value, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Mercury Basic Value V.I. Class III, Mercury Global Allocation V.I. Class III, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck Worldwide Hard Assets Variable Accounts. The American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts commenced operations on May 6, 2005. The Fidelity VIP Contrafund Service Class 2 Variable Account commenced operations on October 12, 2005. The Van Eck Worldwide Hard Assets Variable Account commenced operations on October 20, 2005. The T. Rowe Price Blue Chip Growth — II Variable Account commenced operations on November 21, 2005. The Mercury Global Allocation V.I. Class III and T. Rowe Price Equity Income — II Variable Accounts commenced operations on November 29, 2005. The Fidelity VIP Mid Cap Service Class 2 Variable Account commenced operations on December 12, 2005. There were no investments in Variable Account I, Fidelity VIP Growth Service Class 2, Fidelity VIP Value Strategies Service Class 2, and Mercury Basic Value V.I. Class III Variable Accounts as of December 31, 2005.
     The net assets of the Pacific Select Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, were transferred to the Pacific Select Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), the underlying portfolio for the Small-Cap Index Variable Account, in exchange for shares of the Surviving Portfolio (the “Reorganization”). The Reorganization took place on April 30, 2004. In connection with the Reorganization, a total of 24,656 outstanding accumulation units (valued at $201,921) of the Small-Cap Equity Variable Account were exchanged for 17,124 accumulation units with equal value of the Small-Cap Index Variable account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.
     The Separate Account held by PL&A represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate PL&A for certain costs or lost investment opportunities resulting from the amortization and delayed recognition of certain policy expenses for federal income tax purposes. PL&A also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by PL&A.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. SUBSTITUTION AND SUBSEQUENT EVENTS
     An application for an order of approval for the substitution of the Equity Income Portfolio, the underlying portfolio for the Equity Income Variable Account, with shares of the American Funds Growth-Income Portfolio, the underlying portfolio for the American Funds Growth-Income Variable Account, has been filed with the SEC. If the SEC issues an order to permit the substitution, the Equity Income Portfolio will be liquidated and its shares will be exchanged for shares of the American Funds Growth-Income Portfolio. The Equity Income Portfolio will then be closed.
     On November 14, 2005, the Pacific Select Fund’s Board approved plans of reorganization (the “Reorganizations”) subject to approval by the SEC and the shareholders of the Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively. Under the Reorganizations, the Mid-Cap Growth Portfolio and the Large-Cap Value Portfolio, the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, will acquire all of the assets and liabilities of the Aggressive Growth Portfolio and Financial Services Portfolio, respectively. The Reorganizations are expected to be effective as of the close of business on April 28, 2006, or on a later date as the parties may agree.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2005, were as follows:

Variable Accounts	Purchases	Sales
Blue Chip	$452,902	$187,450
Aggressive Growth	26,376	14,818
Financial Services	189,960	28,617
Diversified Research	129,318	148,699
Equity	49,350	30,452
American Funds Growth-Income (1)	81,920	18,743
American Funds Growth (1)	107,708	27,210
Technology	34,685	124,940
Short Duration Bond	208,940	56,939
Concentrated Growth (2)	47,103	36,570
Growth LT	234,354	189,032
Focused 30	32,539	50,931
Health Sciences	104,277	31,728
Mid-Cap Value	514,165	220,492
International Value	399,872	368,907
Capital Opportunities	95,266	38,581
International Large-Cap	272,239	208,618
Equity Index	428,730	112,598
Small-Cap Index	499,254	276,513
Fasciano Small Equity (2)	98,381	73,565
Small-Cap Value	116,581	51,885
Multi-Strategy	73,682	44,427
Main Street Core	184,040	80,889
Emerging Markets	358,396	91,041
Managed Bond	405,229	125,881
Inflation Managed	543,419	393,178
Money Market	2,439,240	1,242,322
High Yield Bond	138,416	186,332
Equity Income	136,162	36,793
Large-Cap Value	329,060	439,915
Comstock	168,961	49,206
Mid-Cap Growth	41,550	31,509
Real Estate	239,187	94,863
VN Small-Cap Value (1)	10,555	2,278
II	—	344
III	—	206
V	—	339
Fidelity VIP Contrafund Service Class 2 (1)	18,950	336
Fidelity VIP Mid Cap Service Class 2 (1)	965	20
Mercury Global Allocation V.I. Class III (1)	4,922	314
T. Rowe Price Blue Chip Growth — II (1)	7,368	30
T. Rowe Price Equity Income — II (1)	1,608	22
Van Eck Worldwide Hard Assets (1)	6,185	337

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper and Aggressive Equity Variable Accounts, respectively.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2005 and 2004 were as follows:

	2005			2004
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Blue Chip	60,446	(28,868)	31,578	59,681	(23,586)	36,095
Aggressive Growth	3,440	(2,191)	1,249	4,573	(2,848)	1,725
Financial Services	18,261	(3,292)	14,969	18,822	(3,890)	14,932
Diversified Research	13,270	(15,016)	(1,746)	30,843	(12,668)	18,175
Equity	7,889	(5,175)	2,714	4,277	(2,400)	1,877
American Funds Growth-Income (1)	7,271	(1,055)	6,216	—	—	—
American Funds Growth (1)	9,246	(1,494)	7,752	—	—	—
Technology	8,490	(24,806)	(16,316)	29,959	(6,635)	23,324
Short Duration Bond	22,102	(7,380)	14,722	11,857	(7,478)	4,379
Concentrated Growth (2)	4,840	(2,593)	2,247	10,853	(10,365)	488
Growth LT	48,547	(40,307)	8,240	40,086	(29,542)	10,544
Focused 30	4,326	(5,894)	(1,568)	6,782	(3,633)	3,149
Health Sciences	11,453	(4,759)	6,694	11,690	(6,142)	5,548
Mid-Cap Value	34,342	(17,050)	17,292	35,460	(13,422)	22,038
International Value	48,586	(44,484)	4,102	65,319	(83,173)	(17,854)
Capital Opportunities	11,539	(4,828)	6,711	5,358	(2,593)	2,765
International Large-Cap	36,863	(30,970)	5,893	37,661	(13,656)	24,005
Equity Index	59,425	(24,527)	34,898	98,489	(60,451)	38,038
Small-Cap Index	44,470	(29,351)	15,119	92,000	(54,694)	37,306
Fasciano Small Equity (2)	12,377	(9,347)	3,030	9,716	(7,511)	2,205
Small-Cap Value	7,556	(3,718)	3,838	8,806	(2,544)	6,262
Multi-Strategy	8,202	(5,621)	2,581	11,806	(8,402)	3,404
Main Street Core	22,977	(11,868)	11,109	14,788	(6,929)	7,859
Emerging Markets	22,658	(8,121)	14,537	44,168	(21,764)	22,404
Managed Bond	55,221	(35,258)	19,963	34,749	(19,468)	15,281
Inflation Managed	41,679	(31,498)	10,181	28,775	(42,987)	(14,212)
Money Market	402,487	(295,633)	106,854	454,317	(673,887)	(219,570)
High Yield Bond	11,836	(15,847)	(4,011)	25,031	(21,056)	3,975
Equity Income	12,015	(3,909)	8,106	4,239	(1,428)	2,811
Large-Cap Value	38,621	(49,146)	(10,525)	75,922	(38,160)	37,762
Comstock	18,270	(7,044)	11,226	11,583	(4,242)	7,341
Mid-Cap Growth	6,911	(5,581)	1,330	59,060	(53,599)	5,461
Real Estate	12,292	(6,150)	6,142	20,847	(5,787)	15,060
VN Small-Cap Value (1)	946	(164)	782	—	—	—
II	—	(29)	(29)	954	(9)	945
III	—	(17)	(17)	573	(6)	567
V	—	(29)	(29)	954	(9)	945
Fidelity VIP Contrafund Service Class 2 (1)	1,740	(33)	1,707	—	—	—
Fidelity VIP Mid Cap Service Class 2 (1)	97	(2)	95	—	—	—
Mercury Global Allocation V.I. Class III (1)	489	(31)	458	—	—	—
T. Rowe Price Blue Chip Growth — II (1)	739	(6)	733	—	—	—
T. Rowe Price Equity Income — II (1)	160	(2)	158	—	—	—
Van Eck Worldwide Hard Assets (1)	521	(29)	492	—	—	—

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper and Aggressive Equity Variable Accounts, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Financial Services, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Technology, Short Duration Bond, Concentrated Growth (formerly I-Net TollkeeperSM), Growth LT, Focused 30, Health Sciences, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Equity Income, Large-Cap Value, Comstock, Mid-Cap Growth, Real Estate, and VN Small-Cap Value Variable Accounts, Variable Account II, Variable Account III, Variable Account V, and Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Mid Cap Service Class 2, Mercury Global Allocation V.I. Class III, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck Worldwide Hard Assets Variable Accounts — collectively, the “Variable Accounts”) as of December 31, 2005, the related statements of operations for the year then ended (as to the American Funds Growth-Income, American Funds Growth, VN Small-Cap Value, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Mid Cap Service Class 2, Mercury Global Allocation V.I. Class III, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck Worldwide Hard Assets Variable Accounts for the periods from commencement of operations through December 31, 2005), the statements of changes in net assets for each of the two years in the period then ended (as to the Variable Account II, Variable Account III, and Variable Account V, for the year ended December 31, 2005, and for the period from commencement of operations through December 31, 2004, and as to the American Funds Growth-Income, American Funds Growth, VN Small-Cap Value, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Mid Cap Service Class 2, Mercury Global Allocation V.I. Class III, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck Worldwide Hard Assets Variable Accounts, for the periods from commencement of operations through December 31, 2005), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Accordingly, we express no such opinion. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2005, the results of their operations, the changes in their net assets, and the related financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 24, 2006

Annual Report
as of December 31, 2005

•	Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life & Annuity Company
Client Services Department Mailing Address:
700 Newport Center Drive
PO Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	85-23210-05